Regulatory Requirements (Tables)	12 Months Ended
Dec. 31, 2010
Consolidated Equity Capital Ratio Mandated by FSC

The following table sets forth consolidated equity capital ratio of the Group mandated by the FSC at December 31:

	2009		2010
	(in millions of Won, except equity capital ratio)
Equity capital	(Won)	22,572,130	(Won)	23,711,578
Risk-weighted assets		179,083,070		185,694,642
Consolidated equity capital ratio		12.60%		12.77%

Details of Capital Adequacy Ratios of Shinhan Bank and Shinhan Card, Subsidiaries Considered Material to Consolidated Financial Statements

As required by the FSC regulations, the following table sets forth the details of capital adequacy ratios of Shinhan Bank and Shinhan Card, subsidiaries considered material to the consolidated financial statements of the Group, under Korean GAAP and regulatory guidelines which vary in certain significant respects from US GAAP at December 31:

•	Shinhan Bank

	2009		2010
	(in millions of Won, except capital ratio)
Tier 1 capital	(Won)	14,058,510	(Won)	15,488,027
Tier 2 capital		4,264,192		3,189,267

Total risk-adjusted capital	(Won)	18,322,702	(Won)	18,677,294

Total risk-weighted assets	(Won)	121,132,041	(Won)	117,262,749

Total risk-based capital ratio (%)		15.13%		15.93%
Tier 1 capital ratio (%)		11.61%		13.21%
Tier 2 capital ratio (%)		3.52%		2.72%

•	Shinhan Card

	2009		2010
	(in millions of Won, except capital ratio)
Total risk-adjusted capital	(Won)	5,043,293	(Won)	5,603,575
Total risk-weighted assets		18,867,283		22,427,155
Total risk-based capital ratio (%)		26.73%		24.99%